May 22, 2013

EDGAR

United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-CSR
John Hancock Funds III (the “Registrant”) on behalf of:
Core High Yield Fund
Discipline Value Mid Cap Fund
Disciplined Value Fund
International Value Equity Fund
Leveraged Companies Fund
Rainier Growth Fund
Small Cap Opportunities Fund
Small Company Fund
Strategic Growth Fund

File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant’s Form N-CSR filing for the period ending March 31, 2013.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 663-4497.

Sincerely,

/s/ Salvatore Schiavone

Salvatore Schiavone
Treasurer